Stock Warrants	12 Months Ended
Dec. 31, 2023
Stock Warrants
Stock Warrants

11. Stock Warrants

In 2021, there were 174,102 OneMedNet Corporation outstanding common stock warrants issued for service at a weighted average exercise price of $0.10. In 2022 for the exercise price of $1.00, the OneMedNet Corporation issued 145,746 warrants for 2021 service and 294,000 warrants for 2022 service, 2,056,000 in warrants were issued attached to convertible notes. The Company expensed $1,346,288 in 2022 in relation to the issuance of the Warrants. In 2023 for the exercise price of $1.00, the OneMedNet issued 1,670,000 in warrants attached to convertible notes. OneMedNet Corporation converted 4,165,746 warrants outstanding to common stock at an exercise price of $1.00 and converted 174,102 warrants outstanding to common stock at an exercise price of $0.10.

As of December 31, 2023 and December 31, 2022, the Company had 11,500,000 of publicly traded warrants. The warrants trade on the Nasdaq had closing price of $.0149 and $.0400 at December 31, 2023 and December 31, 2022 respectively.

As of December 31, 2023 and December 31, 2022, the Company had 681,019 and 585,275 of private warrants outstanding. These warrants are classified as liability on the Consolidated Balance Sheet. Changes in the warrant liabilities are recorded in the Statement of Operations. As of December 31, 2023 and December 31, 2022, the warrant liabilities were $0.6 million and $0.4 respectively.